Non-Covered Loans and Allowance for Non-Covered Loan Losses (Details 6) (USD $) In Thousands, unless otherwise specified			0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Nov. 30, 2012 Bank item	Dec. 31, 2013 Non-covered loans	Dec. 31, 2012 Non-covered loans	Dec. 31, 2013 Non-covered loans Bank	Dec. 31, 2012 Non-covered loans Bank	Dec. 31, 2013 Non-covered loans Pass	Dec. 31, 2012 Non-covered loans Pass	Dec. 31, 2013 Non-covered loans Special Mention	Dec. 31, 2012 Non-covered loans Special Mention	Dec. 31, 2013 Non-covered loans Substandard	Dec. 31, 2012 Non-covered loans Substandard	Dec. 31, 2013 Non-covered loans Secured	Dec. 31, 2012 Non-covered loans Secured	Dec. 31, 2013 Non-covered loans Secured Bank	Dec. 31, 2012 Non-covered loans Secured Bank	Dec. 31, 2013 Non-covered loans Secured Pass	Dec. 31, 2012 Non-covered loans Secured Pass	Dec. 31, 2013 Non-covered loans Secured Special Mention	Dec. 31, 2012 Non-covered loans Secured Special Mention	Dec. 31, 2013 Non-covered loans Secured Substandard	Dec. 31, 2012 Non-covered loans Secured Substandard	Dec. 31, 2013 Non-covered loans Unsecured	Dec. 31, 2012 Non-covered loans Unsecured	Dec. 31, 2013 Non-covered loans Unsecured Bank	Dec. 31, 2012 Non-covered loans Unsecured Bank	Dec. 31, 2013 Non-covered loans Unsecured Pass	Dec. 31, 2012 Non-covered loans Unsecured Pass	Dec. 31, 2013 Non-covered loans Unsecured Special Mention	Dec. 31, 2012 Non-covered loans Unsecured Special Mention	Dec. 31, 2013 Non-covered loans Unsecured Substandard	Dec. 31, 2013 Non-covered loans Secured by commercial properties	Dec. 31, 2012 Non-covered loans Secured by commercial properties	Dec. 31, 2013 Non-covered loans Secured by commercial properties Bank	Dec. 31, 2012 Non-covered loans Secured by commercial properties Bank	Dec. 31, 2013 Non-covered loans Secured by commercial properties Pass	Dec. 31, 2012 Non-covered loans Secured by commercial properties Pass	Dec. 31, 2013 Non-covered loans Secured by commercial properties Special Mention	Dec. 31, 2013 Non-covered loans Secured by commercial properties Substandard	Dec. 31, 2013 Non-covered loans Secured by residential properties	Dec. 31, 2012 Non-covered loans Secured by residential properties	Dec. 31, 2013 Non-covered loans Secured by residential properties Bank	Dec. 31, 2012 Non-covered loans Secured by residential properties Bank	Dec. 31, 2013 Non-covered loans Secured by residential properties Pass	Dec. 31, 2012 Non-covered loans Secured by residential properties Pass	Dec. 31, 2013 Non-covered loans Secured by residential properties Substandard	Dec. 31, 2013 Non-covered loans Residential construction loan	Dec. 31, 2012 Non-covered loans Residential construction loan	Dec. 31, 2013 Non-covered loans Residential construction loan Bank	Dec. 31, 2012 Non-covered loans Residential construction loan Bank	Dec. 31, 2013 Non-covered loans Residential construction loan Pass	Dec. 31, 2012 Non-covered loans Residential construction loan Pass	Dec. 31, 2013 Non-covered loans Commercial construction loans and land development	Dec. 31, 2012 Non-covered loans Commercial construction loans and land development	Dec. 31, 2013 Non-covered loans Commercial construction loans and land development Bank	Dec. 31, 2012 Non-covered loans Commercial construction loans and land development Bank	Dec. 31, 2013 Non-covered loans Commercial construction loans and land development Pass	Dec. 31, 2012 Non-covered loans Commercial construction loans and land development Pass	Dec. 31, 2013 Non-covered loans Commercial construction loans and land development Special Mention	Dec. 31, 2013 Non-covered loans Commercial construction loans and land development Substandard	Dec. 31, 2013 Non-covered loans Consumer	Dec. 31, 2012 Non-covered loans Consumer	Dec. 31, 2013 Non-covered loans Consumer Bank	Dec. 31, 2012 Non-covered loans Consumer Bank	Dec. 31, 2013 Non-covered loans Consumer Pass	Dec. 31, 2012 Non-covered loans Consumer Pass	Dec. 31, 2013 Non-covered loans Consumer Special Mention	Dec. 31, 2013 Non-covered loans Consumer Substandard	Dec. 31, 2013 Non-covered loans PCI loans	Dec. 31, 2012 Non-covered loans PCI loans	Dec. 31, 2013 Non-covered loans PCI loans Bank	Dec. 31, 2012 Non-covered loans PCI loans Bank	Dec. 31, 2013 Non-covered loans PCI loans Secured	Dec. 31, 2012 Non-covered loans PCI loans Secured	Dec. 31, 2013 Non-covered loans PCI loans Secured Bank	Dec. 31, 2012 Non-covered loans PCI loans Secured Bank	Dec. 31, 2013 Non-covered loans PCI loans Unsecured	Dec. 31, 2012 Non-covered loans PCI loans Unsecured	Dec. 31, 2013 Non-covered loans PCI loans Unsecured Bank	Dec. 31, 2012 Non-covered loans PCI loans Unsecured Bank	Dec. 31, 2013 Non-covered loans PCI loans Secured by commercial properties	Dec. 31, 2012 Non-covered loans PCI loans Secured by commercial properties	Dec. 31, 2013 Non-covered loans PCI loans Secured by commercial properties Bank	Dec. 31, 2012 Non-covered loans PCI loans Secured by commercial properties Bank	Dec. 31, 2013 Non-covered loans PCI loans Secured by residential properties	Dec. 31, 2012 Non-covered loans PCI loans Secured by residential properties	Dec. 31, 2013 Non-covered loans PCI loans Secured by residential properties Bank	Dec. 31, 2012 Non-covered loans PCI loans Secured by residential properties Bank	Dec. 31, 2012 Non-covered loans PCI loans Residential construction loan	Dec. 31, 2012 Non-covered loans PCI loans Residential construction loan Bank	Dec. 31, 2013 Non-covered loans PCI loans Commercial construction loans and land development	Dec. 31, 2012 Non-covered loans PCI loans Commercial construction loans and land development	Dec. 31, 2013 Non-covered loans PCI loans Commercial construction loans and land development Bank	Dec. 31, 2012 Non-covered loans PCI loans Commercial construction loans and land development Bank	Dec. 31, 2013 Non-covered loans PCI loans Consumer	Dec. 31, 2012 Non-covered loans PCI loans Consumer	Dec. 31, 2013 Non-covered loans PCI loans Consumer Bank	Dec. 31, 2012 Non-covered loans PCI loans Consumer Bank
Internal risk grades of non-covered loans
Total	$ 3,514,646	$ 3,152,396		$ 3,514,646	$ 3,152,396	$ 3,514,646	$ 3,152,396	$ 3,353,035	$ 2,978,271	$ 24,673	$ 2,715	$ 36,546	$ 4,630	$ 1,531,967	$ 1,551,532	$ 1,531,967	$ 1,551,532	$ 1,450,734	$ 1,476,420	$ 16,840	$ 2,515	$ 29,021	$ 4,630	$ 105,299	$ 108,761	$ 105,299	$ 108,761	$ 103,674	$ 105,142	$ 12	$ 200	$ 169	$ 1,081,016	$ 924,303	$ 1,081,016	$ 924,303	$ 1,038,930	$ 868,784	$ 4,436	$ 1,395	$ 376,237	$ 260,611	$ 376,237	$ 260,611	$ 367,758	$ 253,883	$ 5,484	$ 65,079	$ 48,169	$ 65,079	$ 48,169	$ 65,079	$ 47,461	$ 299,472	$ 232,314	$ 299,472	$ 232,314	$ 275,808	$ 199,952	$ 3,384	$ 463	$ 55,576	$ 26,706	$ 55,576	$ 26,706	$ 51,052	$ 26,629	$ 1	$ 14	$ 100,392	$ 166,780	$ 100,392	$ 166,780	$ 35,372	$ 67,967	$ 35,372	$ 67,967	$ 1,444	$ 3,419	$ 1,444	$ 3,419	$ 36,255	$ 55,519	$ 36,255	$ 55,519	$ 2,995	$ 6,728	$ 2,995	$ 6,728	$ 708	$ 708	$ 19,817	$ 32,362	$ 19,817	$ 32,362	$ 4,509	$ 77	$ 4,509	$ 77
Number of types of loans			2